Note 2 - Summary of Significant Account Policies (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 07, 2011
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents	$ 85,650		$ 93,150
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio	1.1		1.1
Allowance for Doubtful Accounts Receivable	0		0
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Derivative, Gain (Loss) on Derivative, Net	(19,215)	(5,851)	32,239	47,310
Impairment of Long-Lived Assets Held-for-use				0
Employee Stock Option [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	765,590	402,833	716,065	402,833
Warrant [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	276,513	587,592	42,138	587,592
Convertible Debt Securities [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	467,501		146,667
Solar Arrays [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years		25 years
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	572,389		496,894	207,851		207,851
SunGen Mill 77 [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use			113,661
Earliest Tax Year [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Open Tax Year			2010
Latest Tax Year [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Open Tax Year			2013
Warrant [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (19,215)		$ (32,239)		$ 32,239	$ (47,310)